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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from April 1, 2006 to April 30, 2006

                   Commission File Number of issuing entity:
                                  333-125485-31

                        GMACM HOME LOAN TRUST 2006-HLTV1
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-125485

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                            GMAC MORTGAGE CORPORATION
                            -------------------------
               (Exact name of sponsor as specified in its charter)

                 New York
----------------------------------------
     (State or other jurisdiction of
  incorporation or organization of the
             issuing entity)                               None
                                                ------------------------------
                                                 (I.R.S. Employer Identification
c/o GMAC Mortgage Corporation, as Servicer                     No.)
             100 Witmer Road

            Horsham, PA 19044
----------------------------------------
 (Address of principal executive offices
    of issuing entity)                                        19044
                                                --------------------------------
                                                           (Zip Code)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

                                                                     Name of
                                                                     exchange
                                 Registered/reported pursuant to    (If Section
        Title of Class                     (check one)                12(b))
                               Section      Section     Section
                                 12(b)       12(g)       15(d)
    Mortgage Pass Through
     Certificates, Series
  2006-HLTV1, in the classes
       specified herein        [___]         [___]       [ X ]   ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.


Yes   X_                   No __


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1 (the "Notes") dated March 27, 2006, and related Prospectus dated February 16, 2006 (collectively, the "Prospectus"), of the GMACM Home Loan Trust 2006-HLTV1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class A-5.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      May 2006 Monthly Statement to Certificateholders

Exhibit 99.2 Updated financial statements for credit enhancer, Financial Guarantee Insurance Company.



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                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 25, 2006



                              GMACM Home Loan Trust 2006-HLTV1
                                (Issuing entity)

                              By:  GMAC Mortgage Corporation, as Servicer


                                    By:  /s/ Al Gentile
                                         Name:   Al Gentile
                                         Title:  Limited Signing Officer


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